GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 38,292,380	$ 36,173,768
Operating loss	2,748,874
Cash	833,125	$ 1,032,646
Working capital deficit	$ 9,158,333